Law Offices

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square
Philadelphia, Pennsylvania  19103-7098
(215) 564-8000

June 16, 2010

VIA EDGAR TRANSMISSION

Christina DiAngelo
U.S. Securities and Exchange Commission
Division of Investment Management
Office of Chief Accountant
100 F Street, N.E.
Washington, DC 20549

Re:	Delaware VIP Trust
Registration Statement on Form N-14
1933 Act Registration No. 333-167201

Delaware Group Equity Funds IV
Registration Statement on Form N-14
1933 Act Registration No. 333-167343

Dear Ms. DiAngelo:

On behalf of Delaware VIP Trust and Delaware Group Equity Funds IV, attached is a memorandum providing the accounting survivor analysis requested by the Staff in connection with: (1) the Registration Statement on Form N-14 filed by Delaware VIP Trust on May 28, 2010 pursuant to Rule 488 under the Securities Act of 1933, as amended, and (2) the Registration Statement on Form N-14 filed by Delaware Group Equity Funds IV on June 4, 2010 pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions or comments regarding the Delaware VIP filing, please contact Lex Smith at (215) 564-8554, regarding the Delaware Group Equity Funds IV call me at (215) 564-8080, or in our absence, please call Ken Greenberg at (215) 564-8149.

                                                                                                                                                              Sincerely,

                                                                                                                                                              /s/ Gino E. Malaspina
                                                                                                                                                                      Gino E. Malaspina